UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2012

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

•	EuroPac International Value Fund - Class A
•	EuroPac International Bond Fund - Class A
•	EuroPac Hard Asset Fund - Class A
•	EP China Fund - Class A
•	EP Asia Small Companies Fund - Class A
•	EP Latin America Fund – Class A
•	EP Strategic US Equity Fund – Class A

SEMI-ANNUAL REPORT
April 30, 2012

www.europacificfunds.com

Euro Pacific Funds

•	EuroPac International Value Fund - Class A
•	EuroPac International Bond Fund - Class A
•	EuroPac Hard Asset Fund - Class A
•	EP China Fund - Class A
•	EP Asia Small Companies Fund - Class A
•	EP Latin America Fund – Class A
•	EP Strategic US Equity Fund – Class A
Each a series of the Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	29
Statements of Operations	31
Statements of Changes in Net Assets	33
Financial Highlights	39
Notes to Financial Statements	45
Supplemental Information	57
Expense Example	62

This report and the financial statements contained herein are provided for the general information of the shareholders of the Euro Pacific Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus.

EuroPacific International Value Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 90.3%
	AUSTRALIA – 9.5%
30,590	BHP Billiton Ltd.	$1,133,093
1,426,837	CFS Retail Property Trust - REIT	2,861,880
74,124	Newcrest Mining Ltd.	2,031,239
49,826	Origin Energy Ltd.	688,408
26,280	Woolworths Ltd.	710,300
		7,424,920
	BRAZIL – 8.1%
91,700	AES Tiete S.A.	1,274,847
97,521	Cia Energetica de Minas Gerais - ADR	2,405,843
93,413	Telefonica Brasil S.A. - ADR	2,659,468
		6,340,158
	CANADA – 17.9%
3,000	Agnico-Eagle Mines Ltd.	119,760
24,400	Alamos Gold, Inc.	446,578
32,620	ARC Resources Ltd.	671,651
10,100	Barrick Gold Corp.	408,343
56,130	Crescent Point Energy Corp.	2,452,367
168,800	Ensign Energy Services, Inc.	2,440,111
48,825	Goldcorp, Inc.	1,868,044
46,650	Peyto Exploration & Development Corp.	795,721
16,035	Potash Corp. of Saskatchewan, Inc.	681,167
219,930	Precision Drilling Corp.*	2,025,979
142,290	Yamana Gold, Inc.	2,091,663
		14,001,384
	CHILE – 1.3%
1,544,742	Aguas Andinas S.A. - A Shares	1,021,867

	CHINA – 1.0%
172,000	China Shenhua Energy Co., Ltd. - H Shares*	763,715

	HONG KONG – 5.8%
72,500	China Mobile Ltd.	803,152
132,500	CLP Holdings Ltd.	1,134,814
700	Esprit Holdings Ltd.	1,443
1,574,000	Kingboard Laminates Holdings Ltd.	734,391
2,505,264	Skyworth Digital Holdings Ltd.	1,026,820
670,000	Texwinca Holdings Ltd.	820,375
		4,520,995
	JAPAN – 6.5%
50,700	Asahi Group Holdings Ltd.	1,141,624
140,500	ITOCHU Corp.	1,589,647
49,000	JGC Corp.	1,410,959

EuroPacific International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (CONTINUED)
	JAPAN (CONTINUED)
10,900	Nidec Corp.	$979,549
		5,121,779
	LUXEMBOURG – 0.2%
903	APERAM	15,008
15,000	Pacific Drilling S.A.*	148,950
		163,958
	MALAYSIA – 0.1%
40,000	Malayan Banking Bhd	114,078

	NETHERLANDS – 3.4%
76,165	Royal Dutch Shell PLC - A Shares	2,709,017

	NEW ZEALAND – 1.1%
960,152	Kiwi Income Property Trust - REIT	840,124

	NORWAY – 17.1%
63,398	Atea ASA	675,749
21,050	Fred Olsen Energy ASA	872,830
74,474	Leroey Seafood Group ASA	1,171,190
4,182,000	Marine Harvest ASA	2,145,459
706,932	Morpol ASA*	1,177,201
64,946	Nordic American Tankers Shipping Ltd.	943,016
324,000	Norwegian Energy Co. AS*	405,924
46,518	SpareBank 1 SR Bank ASA	317,005
74,110	Statoil ASA	1,978,701
817,000	STX OSV Holdings Ltd.	1,056,323
89,800	Telenor ASA	1,650,715
20,910	Yara International ASA	1,025,596
		13,419,709
	SINGAPORE – 9.0%
501,000	Ascendas Real Estate Investment Trust	842,085
1,271,000	Golden Agri-Resources Ltd.	754,897
2,915,000	Midas Holdings Ltd.	859,778
1,059,000	Olam International Ltd.	1,942,570
420,000	Sakari Resources Ltd.	668,606
333,000	StarHub Ltd.	858,400
169,000	Venture Corp. Ltd.	1,174,464
		7,100,800
	SWITZERLAND – 3.6%
31,075	Nestle S.A.	1,903,564
2,533	Syngenta A.G.	889,404
		2,792,968
	THAILAND – 5.7%
1,956,000	Delta Electronics Thai PCL	1,571,161

EuroPacific International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (CONTINUED)
	THAILAND (CONTINUED)
259,200	Electricity Generating PCL	$834,498
5,273,000	Thai Beverage PCL	1,406,133
3,106,000	Thai Tap Water Supply PCL	656,553
		4,468,345
	TOTAL COMMON STOCKS (Cost $68,783,549)	70,803,817

	WARRANTS – 0.0%
1,700	Kingboard Chemical Holdings Ltd. Exercise Price: $40, Expiration Date: October 31, 2012*	6
	TOTAL WARRANTS (Cost $0)	6

Principal Amount

	SHORT-TERM INVESTMENTS – 8.8%
$6,875,563	UMB Money Market Fiduciary, 0.01%1	6,875,563

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,875,563)	6,875,563

	TOTAL INVESTMENTS – 99.1% (Cost $75,659,112)	77,679,386
	Other Assets in Excess of Liabilities – 0.9%	686,873

	TOTAL NET ASSETS – 100.0%	$78,366,259

ADR – American Depositary Receipt.
PCL – Public Company Limited.
PLC – Public Limited Company.
REIT – Real Estate Investment Trusts.

*	Non-income producing security.
1	The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Financial Statements.

EuroPacific International Value Fund
SUMMARY OF INVESTMENTS
As of April 30, 2012 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Energy	22.4%
Consumer Staples	15.8%
Materials	14.8%
Utilities	9.3%
Telecommunication Services	7.6%
Industrials	6.4%
Financials	6.3%
Information Technology	5.3%
Consumer Discretionary	2.4%
Total Common Stocks	90.3%
Warrants	0.0%
Short-Term Investments	8.8%
Total Investments	99.1%
Other Assets in Excess of Liabilities	0.9%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2012 (Unaudited)

Principal Amount6		Value

	FIXED INCOME SECURITIES – 93.3%
	AUSTRALIA – 16.2%
1,200,000	Australia Pacific Airports Melbourne Pty., Ltd. 7.000%, 8/25/2016	$1,307,603
500,000	Bank of Queensland Ltd. 5.500%, 10/22/2012	524,127
	CFS Retail Property Trust
1,500,000	5.075%, 8/21/2014	1,563,444
1,000,000	5.750%, 7/4/2016	1,052,889
2,500,000	Queensland Treasury Corp. 6.000%, 6/14/2021	2,907,863
	Telstra Corp. Ltd.
1,000,000	6.250%, 11/15/2013	1,065,855
2,150,000	6.250%, 4/15/2015	2,319,007
632,000	Treasury Corp. of Victoria 6.250%, 10/15/2012	665,803
2,040,000	Western Australia Treasury Corp. 5.500%, 7/17/2012	2,132,805
		13,539,396
	CANADA – 5.7%
460,000	Canadian Government Bond 1.500%, 12/1/2012	466,463
	Export Development Canada
3,430,000	9.000%, 8/1/2012	1,804,117
1,560,000	9.000%, 4/19/2013	840,910
457,000	Province of Ontario Canada 1.509%, 10/5/20151	463,593
430,000	Shaw Communications, Inc. 6.100%, 11/16/20122	445,335
715,000	Sherritt International Corp. 7.750%, 10/15/20152	765,412
		4,785,830
	CHILE – 5.4%
	Bonos del Banco Central de Chile en Pesos
700,000,000	6.000%, 6/1/2012	1,443,589
600,000,000	6.000%, 3/1/2013	1,244,589
900,000,000	Sociedad Quimica y Minera de Chile S.A. 5.500%, 4/1/20142	1,810,575
		4,498,753
	CYPRUS – 0.8%
3,500,000	Songa Offshore S.E. 13.130%, 11/17/20161, 2	645,209

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2012 (Unaudited)

Principal Amount6		Value

	FIXED INCOME SECURITIES
	(CONTINUED)
	DENMARK – 2.4%
11,000,000	Kommunekredit 3.375%, 2/10/2014	$1,956,203

	FINLAND – 6.4%
5,500,000	Amer Sports OYJ 4.960%, 4/13/20161	817,766
11,000,000	Fortum OYJ 3.253%, 9/14/20151	1,639,750
5,400,000	Municipality Finance PLC 2.750%, 9/16/2013	953,807
1,210,000	Nordic Investment Bank 5.250%, 2/26/2014	1,031,393
6,000,000	Republic of Finland 2.250%, 1/27/20161	892,838
		5,335,554
	GERMANY – 1.3%
2,000,000	Kreditanstalt fuer Wiederaufbau 10.000%, 5/15/2012	1,049,835

	LUXEMBOURG – 2.3%
	European Investment Bank
1,320,000	7.750%, 7/31/2012	1,091,708
2,600,000	5.000%, 9/18/2013	825,687
		1,917,395
	MALAYSIA – 4.6%
	Malaysia Government Bond
3,620,000	3.718%, 6/15/2012	1,197,517
1,990,000	3.434%, 8/15/2014	662,188
6,000,000	Rantau Abang Capital Bhd 4.910%, 8/14/2013	2,014,362
		3,874,067
	NEW ZEALAND – 6.4%
401,000	Fletcher Building Industries Ltd. 9.000%, 5/15/20143	340,149
650,000	Fletcher Building Ltd. 8.500%, 3/15/20153	559,798
1,000,000	Fonterra Cooperative Group Ltd. 4.660%, 11/29/20491, 2	629,666
2,610,000	New Zealand Government Bond 6.500%, 4/15/2013	2,214,495

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2012 (Unaudited)

Principal Amount6		Value

	FIXED INCOME SECURITIES
	(CONTINUED)
	NEW ZEALAND (CONTINUED)
1,850,000	Watercare Services Ltd. 5.740%, 2/16/2015	$1,586,753
		5,330,861
	NORWAY – 14.8%
5,000,000	Austevoll Seafood ASA 6.220%, 10/14/20131	889,087
7,000,000	City of Oslo Norway 4.650%, 11/10/2016	1,277,514
6,500,000	Drammen Kommune 5.020%, 2/7/2013	1,158,039
1,705,000	Eksportfinans ASA 2.375%, 6/26/2013	1,859,693
5,500,000	KLP Kommunekreditt AS 2.970%, 9/15/20151	960,088
	Kommunalbanken AS
13,720,000	1.875%, 5/8/2012	2,041,131
5,000,000	3.800%, 9/28/2012	879,907
2,670,000	3.000%, 3/26/2013	470,182
5,000,000	Morpol ASA 8.440%, 2/3/20141	862,317
5,760,000	Norway Government Bond 6.500%, 5/15/2013	1,056,798
1,000,000	Odfjell S.E. 7.380%, 12/4/20131	175,347
4,500,000	STX Europe AS 4.830%, 4/5/20131, 4	760,360
		12,390,463
	POLAND – 4.0%
5,810,000	Poland Government Bond 5.010%, 1/25/20181	1,827,774
1,300,000	Poland Government International Bond 3.000%, 9/23/2014	1,482,400
		3,310,174
	SINGAPORE – 4.4%
1,500,000	CapitaMall Trust 2.125%, 4/19/20143	1,202,727
1,550,000	Singapore Government Bond 3.750%, 9/1/2016	1,433,782
1,250,000	Singapore Press Holdings Ltd. 2.810%, 3/2/2015	1,042,641
		3,679,150

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2012 (Unaudited)

Principal Amount6		Value

	FIXED INCOME SECURITIES
	(CONTINUED)
	SOUTH KOREA – 1.4%
1,070,000	Export-Import Bank of Korea 2.500%, 10/26/2012	$1,188,064

	SRI LANKA – 1.0%
107,000,000	Sri Lanka Government Bonds 6.900%, 8/1/2012	816,283

	SWEDEN – 10.6%
3,000,000	Atlas Copco A.B. 4.600%, 5/25/2012	446,721
	Kommuninvest I Sverige
15,400,000	1.750%, 10/8/2012	2,289,301
9,100,000	2.750%, 8/12/2015	1,375,101
7,600,000	4.000%, 8/12/2017	1,208,622
8,800,000	Sweden Government Bond 5.500%, 10/8/2012	1,332,314
4,000,000	Tele2 A.B. 5.020%, 2/24/20171	700,128
10,000,000	TeliaSonera A.B. 3.634%, 7/20/20161	1,506,197
		8,858,384
	SWITZERLAND – 2.2%
1,600,000	Aryzta A.G. 5.000%, 10/29/20491, 2	1,826,254

	THAILAND – 3.4%
	Bank of Thailand
30,400,000	3.420%, 8/18/2013	990,742
30,000,000	2.947%, 2/15/20141	973,920
27,005,000	Thailand Government Bond 4.250%, 3/13/2013	886,304
		2,850,966
	TOTAL FIXED INCOME SECURITIES (Cost $78,372,191)	77,852,841

	SHORT-TERM INVESTMENTS – 3.6%
3,016,112	UMB Money Market Fiduciary, 0.010%5	3,016,112

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,016,112)	3,016,112

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2012 (Unaudited)

TOTAL INVESTMENTS – 96.9% (Cost $81,388,303)	$80,868,953
Other Assets in Excess of Liabilities – 3.1%	2,611,364

TOTAL NET ASSETS – 100.0%	$83,480,317

PLC – Public Limited Company

1	Variable, floating or step rate security.
2	Callable.
3	Convertible security.
4	144A restricted security.
5	The rate quoted is the annualized seven-day yield of the Fund at the period end.
6	Local currency.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund
SUMMARY OF INVESTMENTS
As of April 30, 2012 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Fixed Income Securities
Government	54.3%
Financial	12.4%
Communications	8.5%
Industrial	5.1%
Consumer, Non-cyclical	5.0%
Utilities	3.9%
Basic Materials	2.2%
Consumer, Cyclical	1.0%
Diversified	0.9%
Total Fixed Income Securities	93.3%
Short-Term Investments	3.6%
Total Investments	96.9%
Other Assets in Excess of Liabilities	3.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPacific Hard Asset Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 92.9%
	AUSTRALIA – 4.5%
21,050	Newcrest Mining Ltd.	$576,839
23,450	Santos Ltd.	342,560
		919,399
	CANADA – 26.1%
4,900	Agnico-Eagle Mines Ltd.	195,608
15,400	Alamos Gold, Inc.	281,857
10,320	Barrick Gold Corp.	417,238
26,700	Canadian Oil Sands Ltd.	590,030
11,850	Crescent Point Energy Corp.	517,736
22,900	Endeavour Silver Corp.*	212,283
13,100	Ensign Energy Services, Inc.	189,369
26,000	Freehold Royalties Ltd.	497,444
4,800	Goldcorp, Inc.	183,648
29,400	Nexen, Inc.	568,149
7,000	Pan American Silver Corp.	136,570
20,200	Peyto Exploration & Development Corp.	344,556
3,300	Potash Corp. of Saskatchewan, Inc.	140,184
17,700	Precision Drilling Corp.*	163,051
17,800	Silver Wheaton Corp.	543,434
29,900	Silvercorp Metals, Inc.	207,207
9,910	Yamana Gold, Inc.	145,677
		5,334,041
	CHILE – 0.3%
1,200	Sociedad Quimica y Minera de Chile S.A. - ADR	69,948

	CHINA – 5.6%
230,000	China BlueChemical Ltd. - Class H*	164,526
34,000	China Shenhua Energy Co., Ltd. - Class H*	150,967
2,855	CNOOC Ltd. - ADR	604,261
102,000	Yanzhou Coal Mining Co., Ltd. - Class H*	213,238
		1,132,992
	GERMANY – 1.3%
5,250	K+S A.G.	262,375

	INDONESIA – 1.8%
725,000	Bumi Resources Tbk P.T.	159,744
260,000	Harum Energy Tbk P.T.	202,274
		362,018
	NORWAY – 16.2%
14,500	Det Norske Oljeselskap ASA*	208,393
16,063	Fred Olsen Energy ASA	666,046
26,889	Leroey Seafood Group ASA	422,861
1,220,000	Marine Harvest ASA	625,887

EuroPacific Hard Asset Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (CONTINUED)
	NORWAY (CONTINUED)
144,601	Norwegian Energy Co. AS*	$181,163
21,150	Statoil ASA	564,695
13,100	Yara International ASA	642,531
		3,311,576
	SINGAPORE – 3.2%
759,000	Golden Agri-Resources Ltd.	450,800
126,000	Sakari Resources Ltd.	200,582
		651,382
	SWITZERLAND – 24.2%
415	Syngenta A.G.	145,717
2,027	ZKB Gold - Class A - ETF*	3,328,354
489	ZKB Silver - ETF*	1,477,587
		4,951,658
	THAILAND – 3.0%
53,000	PTT PCL	604,975

	UNITED STATES – 6.7%
12,500	Chesapeake Energy Corp.	230,500
700	Monsanto Co.	53,326
3,000	Mosaic Co.	158,460
14,175	Newmont Mining Corp.	675,439
8,000	Southwestern Energy Co.*	252,640
		1,370,365
	TOTAL COMMON STOCKS (Cost $20,640,182)	18,970,729

Principal Amount

	SHORT-TERM INVESTMENTS – 7.0%
$1,439,504	UMB Money Market Fiduciary, 0.01%1	1,439,504

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,439,504)	1,439,504

	TOTAL INVESTMENTS – 99.9% (Cost $22,079,686)	20,410,233
	Other Assets in Excess of Liabilities – 0.1%	28,081

	TOTAL NET ASSETS – 100.0%	$20,438,314

ADR – American Depositary Receipt
ETF – Exchange-Traded Fund
PCL – Public Company Limited

*	Non-income producing security.
1	The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Financial Statements.

EP Hard Asset Fund
SUMMARY OF INVESTMENTS
As of April 30, 2012 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Energy	36.5%
Materials	25.5%
Consumer Staples	7.3%
Total Common Stocks	69.3%
Investment Companies / ETFs	23.6%
Short-Term Investments	7.0%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EP China Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 100.0%
	CONSUMER DISCRETIONARY – 20.5%
520,000	Anta Sports Products Ltd.	$513,100
1,000,000	Giordano International Ltd.	869,442
400,000	Golden Eagle Retail Group Ltd.	1,044,109
3,000,000	GOME Electrical Appliances Holding Ltd.	541,293
605,000	Great Wall Motor Co., Ltd. - Class H*	1,298,411
20,000	Home Inns & Hotels Management, Inc. - ADR*	475,200
690,000	Intime Department Store Group Co., Ltd.	867,488
20,000	New Oriental Education & Technology Group - ADR*	534,600
900,000	Sa Sa International Holdings Ltd.	556,578
200,000	Sands China Ltd.	783,056
182,500	Stella International Holdings Ltd.	482,559
100,000	Television Broadcasts Ltd.	732,598
547,000	Trinity Ltd.	455,478
175,000	Weifu High-Technology Group Co., Ltd. - Class B	507,627
		9,661,539
	CONSUMER STAPLES – 9.1%
600,000	Biostime International Holdings Ltd.	1,721,085
315,000	China Mengniu Dairy Co., Ltd.	969,756
1,644,000	NVC Lighting Holdings Ltd.	595,270
430,000	Wumart Stores, Inc. - Class H	989,554
		4,275,665
	ENERGY – 15.1%
1,380,000	CNOOC Ltd.	2,916,131
1,060,000	Kunlun Energy Co., Ltd.	1,860,200
1,200,000	PetroChina Co., Ltd. - Class H	1,790,028
276,000	Yanzhou Coal Mining Co., Ltd. - Class H*	578,068
		7,144,427
	FINANCIALS – 14.5%
425,000	AIA Group Ltd.	1,504,017
400,000	BOC Hong Kong Holdings Ltd.	1,236,344
180,000	China Pacific Insurance Group Co., Ltd. - Class H*	582,907
1,146,939	China Vanke Co., Ltd. - Class B	1,528,414
260,427	Link REIT	1,083,481
76,894	Sun Hung Kai Properties Ltd.	921,028
		6,856,191
	HEALTH CARE – 7.0%
1,886,700	China Medical System Holdings Ltd.	869,152
1,430,000	Lee's Pharmaceutical Holdings Ltd.	607,653
948,000	Shandong Weigao Group Medical Polymer Co., Ltd. - Class H	1,087,115

EP China Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (CONTINUED)
	HEALTH CARE (CONTINUED)
1	Sino Biopharmaceutical	$—
50,000	WuXi PharmaTech Cayman, Inc. - ADR*	719,000
		3,282,920
	INDUSTRIALS – 12.3%
157,000	Airtac International Group	893,699
50,000	China Yuchai International Ltd.	708,500
1,200,000	Haitian International Holdings Ltd.	1,380,611
1,226,000	Sany Heavy Equipment International Holdings Co., Ltd.	942,272
1,900,000	Shanghai Electric Group Co., Ltd. - Class H*	951,243
325,000	Zhuzhou CSR Times Electric Co., Ltd. - Class H	916,203
		5,792,528
	INFORMATION TECHNOLOGY – 3.8%
300,000	AAC Technologies Holdings, Inc.	880,932
15,000	Netease.com - ADR*	904,800
		1,785,732
	MATERIALS – 4.8%
2,700,000	China Forestry Holdings Co., Ltd.2	208,799
1,039,000	Fufeng Group Ltd.	419,636
800,000	Yip's Chemical Holdings Ltd.	629,099
730,000	Zhaojin Mining Industry Co., Ltd. - Class H	1,016,062
		2,273,596
	TELECOMMUNICATION SERVICES – 5.3%
226,000	China Mobile Ltd.	2,500,356

	UTILITIES – 7.6%
410,000	Cheung Kong Infrastructure Holdings Ltd.	2,429,783
1,550,000	Guangdong Investment Ltd.	1,137,271
		3,567,054
	TOTAL COMMON STOCKS (Cost $47,748,902)	47,140,008

Principal Amount

	SHORT-TERM INVESTMENTS – 0.2%
$108,263	UMB Money Market Fiduciary, 0.01%1	108,263

	TOTAL SHORT-TERM INVESTMENTS (Cost $108,263)	108,263

EP China Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2012 (Unaudited)

TOTAL INVESTMENTS – 100.2% (Cost $47,857,165)	$47,248,271
Liabilities in Excess of Other Assets – (0.2)%	(77,209)

TOTAL NET ASSETS – 100.0%	$47,171,062

ADR – American Depositary Receipt
REIT – Real Estate Investment Trusts

*	Non-income producing security.
1	The rate quoted is the annualized seven-day yield of the Fund at the period end.
2	Fair value under procedures established by the Board of Trustees, represents 1.24% of Net Assets.

See accompanying Notes to Financial Statements.

EuroPac China Fund
SUMMARY OF INVESTMENTS
As of April 30, 2012 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
China	54.7%
Hong Kong	40.2%
Taiwan	1.9%
Macau	1.7%
Singapore	1.5%
Total Common Stocks	100.0%
Short-Term Investments	0.2%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EP Asia Small Companies Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.0%
	CAMBODIA – 3.1%
1,900,000	NagaCorp Ltd.	$884,046

	CHINA – 15.7%
250,000	AAC Technologies Holdings, Inc.	734,110
300,000	Biostime International Holdings Ltd.	860,543
487,500	China Medical System Holdings Ltd.	224,578
350,000	Daphne International Holdings Ltd.	497,510
600,000	Haitian International Holdings Ltd.	690,305
30,000	hiSoft Technology International Ltd. - ADR*	426,600
380,000	Minth Group Ltd.	479,961
2,000,000	SPT Energy Group, Inc.*	324,799
20,000	WuXi PharmaTech Cayman, Inc. - ADR*	287,600
		4,526,006
	HONG KONG – 4.0%
500,000	Giordano International Ltd.	434,721
500,000	SA S.A. International Holdings Ltd.	309,210
150,000	Stella International Holdings Ltd.	396,624
		1,140,555
	INDIA – 3.2%
53,000	Emami Ltd.	458,721
47,941	Pantaloon Retail India Ltd.	170,391
135,000	Rallis India Ltd.	290,511
		919,623
	INDONESIA – 27.7%
6,000,000	Alam Sutera Realty Tbk P.T.	391,113
1,800,000	Citra Marga Nusaphala Persada Tbk P.T.	429,201
36,000,000	Energi Mega Persada Tbk P.T.*	752,851
300,000	Harum Energy Tbk P.T.	232,424
553,000	Hexindo Adiperkasa Tbk P.T.	617,154
1,610,000	Holcim Indonesia Tbk P.T.	450,254
260,000	Indomobil Sukses Internasional Tbk P.T.*	500,611
1,300,000	Jasa Marga P.T.	754,354
5,500,000	Lippo Karawaci Tbk P.T.	495,659
350,000	Mayora Indah Tbk P.T.	759,556
4,500,000	Media Nusantara Citra Tbk P.T.	1,098,747
1,974,500	Mitra Adiperkasa Tbk P.T.	1,488,670
		7,970,594
	MALAYSIA – 7.9%
400,000	Dialog Group BHD	298,030
270,000	Gamuda BHD	316,692
227,500	KPJ Healthcare BHD	416,906
2,000,000	Perisai Petroleum Teknologi BHD*	572,439

EP Asia Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (CONTINUED)
	MALAYSIA (CONTINUED)
400,000	SapuraCrest Petroleum BHD	$669,372
		2,273,439
	PHILIPPINES – 7.9%
900,000	Alliance Global Group, Inc.	262,268
300,000	DMCI Holdings, Inc.	422,508
5,000,000	Energy Development Corp.	696,897
1,070,000	Robinsons Land Corp.	437,451
140,000	Security Bank Corp.	472,417
		2,291,541
	SINGAPORE – 7.2%
20,000	China Yuchai International Ltd.	283,400
580,000	Mapletree Commercial Trust - REIT	426,130
453,000	Parkway Life Real Estate Investment Trust - REIT	676,261
450,000	Super Group Ltd.	690,109
		2,075,900
	TAIWAN – 5.9%
140,000	Airtac International Group	796,929
40	Pacific Hospital Supply Co., Ltd.	120
80,000	Simplo Technology Co., Ltd.	609,125
25,000	St. Shine Optical Co., Ltd.	288,302
		1,694,476
	THAILAND – 16.4%
250,000	Bangkok Dusit Medical Services PCL	746,960
350,000	BEC World PCL	585,021
225,000	Dynasty Ceramic PCL	465,392
1,328,571	Home Product Center PCL	603,742
350,000	Robinson Department Store PCL	604,103
60,000	Siam Makro PCL	745,502
1,000,000	Sino Thai Engineering & Construction PCL	439,024
230,000	Thai Union Frozen Products PCL	544,006
		4,733,750
	TOTAL COMMON STOCKS (Cost $23,839,990)	28,509,930

	RIGHTS – 0.1%
46,000	Thai Union Frozen Products PCL*	34,032

	TOTAL RIGHTS (Cost $0)	34,032

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 1.7%
$482,630	UMB Money Market Fiduciary, 0.01%1	$482,630

	TOTAL SHORT-TERM INVESTMENTS (Cost $482,630)	482,630

EP Asia Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2012 (Unaudited)

TOTAL INVESTMENTS – 100.8% (Cost $24,322,620)	$29,026,592
Liabilities in Excess of Other Assets – (0.8)%	(219,009)

TOTAL NET ASSETS – 100.0%	$28,807,583

ADR – American Depositary Receipt.
PCL – Public Company Limited.
REIT – Real Estate Investment Trusts.

*	Non-income producing security.
1	The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Financial Statements.

EP Asia Small Companies Fund
SUMMARY OF INVESTMENTS
As of April 30, 2012 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	28.0%
Industrials	20.0%
Consumer Staples	14.1%
Financials	10.1%
Energy	8.9%
Health Care	6.8%
Information Technology	6.1%
Materials	2.6%
Utilities	2.4%
Total Common Stocks	99.0%
Rights	0.1%
Short-Term Investments	1.7%
Total Investments	100.8%
Liabilities in Excess of Other Assets	(0.8)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EP Latin America Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 91.5%
	ARGENTINA – 1.5%
8,500	Arcos Dorados Holdings, Inc. - A Shares	$151,895

	BRAZIL – 67.6%
22,990	Alpargatas SA	185,136
14,700	Arezzo Industria e Comercio S.A.	227,346
20,500	Banco do Estado do Rio Grande do Sul	176,914
8,800	BR Properties SA*	109,876
18,000	Brasil Brokers Participacoes SA	61,569
15,300	CCR S.A.	118,634
13,100	CETIP SA - Mercados Organizados	201,364
16,000	Cia de Bebidas das Americas - ADR	671,680
15,000	Cia Energetica de Minas Gerais - ADR	370,050
19,000	Cia Hering	471,773
7,000	EcoRodovias Infraestrutura e Logistica S.A.	57,986
19,500	EDP - Energias do Brasil S.A.	135,957
12,600	Estacio Participacoes S.A.	157,256
13,500	Fleury S.A.	175,146
33,000	Gafisa SA - ADR	121,440
8,300	Itau Unibanco Holding SA - ADR	130,227
9,000	Localiza Rent a Car S.A.	153,923
9,000	Lojas Renner S.A.	285,985
5,800	LPS Brasil Consultoria de Imoveis SA	100,108
4,000	M Dias Branco S.A.	115,416
30,000	Marcopolo S.A.	161,477
5,200	Multiplan Empreendimentos Imobiliarios S.A.	122,488
15,900	Odontoprev S.A.	83,998
27,000	OGX Petroleo e Gas Participacoes SA*	188,532
90,000	PDG Realty S.A. Empreendimentos e Participacoes*	211,526
17,400	Petroleo Brasileiro S.A. - ADR	409,596
29,000	Positivo Informatica SA	102,694
4,900	Raia Drogasil S.A.	52,389
26,000	Randon Participacoes S.A.	137,492
8,000	Saraiva SA Livreiros Editores	96,488
12,000	T4F Entretenimento SA	109,666
8,200	Telefonica Brasil S.A. - ADR	233,454
6,000	Tim Participacoes S.A. - ADR	179,580
6,000	Totvs S.A.	116,465
23,000	Vale S.A. - ADR	510,600
		6,744,231
	CHILE – 5.9%
155,000	Aguas Andinas S.A. - A Shares	102,534
1,800	Empresa Nacional de Electricidad S.A. - ADR	98,316
5,100	ENTEL Chile S.A.	101,243
18,500	SACI Falabella	181,530

EP Latin America Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (CONTINUED)
	CHILE (CONTINUED)
35,000	Sonda S.A.	$104,257
		587,880
	COLOMBIA – 4.3%
5,000	Ecopetrol S.A. - ADR	323,500
3,500	Pacific Rubiales Energy Corp.	100,648
		424,148
	LUXEMBOURG – 1.8%
4,600	Tenaris SA - ADR	180,274

	MEXICO – 8.7%
9,000	America Movil S.A.B. de C.V. - ADR	239,850
11,000	Desarrolladora Homex SAB de CV - ADR*	184,910
2,600	Fomento Economico Mexicano S.A.B. de C.V. - ADR	211,276
65,000	Genomma Lab Internacional SAB de CV - B Shares*	114,272
1,400	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	114,674
		864,982
	PERU – 1.7%
4,200	Cia de Minas Buenaventura S.A. - ADR	173,334

	TOTAL COMMON STOCKS (Cost $9,345,012)	9,126,744

Principal Amount

	SHORT-TERM INVESTMENTS – 6.6%
$653,452	UMB Money Market Fiduciary, 0.01%1	653,452

	TOTAL SHORT-TERM INVESTMENTS (Cost $653,452)	653,452

	TOTAL INVESTMENTS – 98.1% (Cost $9,998,464)	9,780,196
	Other Assets in Excess of Liabilities – 1.9%	192,263

	TOTAL NET ASSETS – 100.0%	$9,972,459

ADR – American Depositary Receipt.
BR – Brazil.

*	Non-income producing security.
1	The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Financial Statements.

EP Latin America Fund
SUMMARY OF INVESTMENTS
As of April 30, 2012 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	23.9%
Energy	12.1%
Consumer Staples	10.5%
Financials	9.0%
Telecommunication Services	7.6%
Industrials	7.5%
Utilities	7.1%
Materials	6.9%
Health Care	3.7%
Information Technology	3.2%
Total Common Stocks	91.5%
Short-Term Investments	6.6%
Total Investments	98.1%
Other Assets in Excess of Liabilities	1.9%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac Strategic US Equity Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 50.0%
	CONSUMER DISCRETIONARY – 5.9%
890	Mattel, Inc.	$29,904
480	McDonald's Corp.	46,776
83	Wynn Resorts Ltd.	11,072
320	Yum! Brands, Inc.	23,274
		111,026
	CONSUMER STAPLES – 11.5%
820	Archer-Daniels-Midland Co.	25,281
715	Coca-Cola Co.	54,569
265	H.J. Heinz Co.	14,127
995	Kraft Foods, Inc. - Class A	39,671
360	Philip Morris International, Inc.	32,223
790	Procter & Gamble Co.	50,275
		216,146
	ENERGY – 1.6%
180	Exxon Mobil Corp.	15,541
190	National Oilwell Varco, Inc.	14,394
		29,935
	HEALTH CARE – 5.6%
225	Baxter International, Inc.	12,467
490	Johnson & Johnson	31,894
840	Medtronic, Inc.	32,088
420	Merck & Co., Inc.	16,481
245	Stryker Corp.	13,370
		106,300
	INDUSTRIALS – 1.3%
155	Deere & Co.	12,766
215	Raytheon Co.	11,640
		24,406
	INFORMATION TECHNOLOGY – 11.8%
260	Accenture PLC - Class A	16,887
850	Activision Blizzard, Inc.	10,940
60	Apple, Inc.*	35,054
345	Broadcom Corp. - Class A*	12,627
450	EMC Corp.*	12,694
51	Google, Inc. - Class A*	30,867
55	International Business Machines Corp.	11,389
520	Microsoft Corp.	16,650
425	NetApp, Inc.*	16,503

EuroPac Strategic US Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (CONTINUED)
	INFORMATION TECHNOLOGY (CONTINUED)
590	QUALCOMM, Inc.	$37,666
1,250	Symantec Corp.*	20,650
		221,927
	MATERIALS – 8.6%
500	Allied Nevada Gold Corp.*	14,645
450	Barrick Gold Corp.	18,193
250	EI du Pont de Nemours & Co.	13,365
1,000	Goldcorp, Inc.	38,260
835	Newmont Mining Corp.	39,788
2,531	Yamana Gold, Inc.	37,206
		161,457
	TELECOMMUNICATION SERVICES – 3.7%
800	AT&T, Inc.	26,328
560	CenturyLink, Inc.	21,594
760	Telefonica Brasil S.A. - ADR	21,637
		69,559
	TOTAL COMMON STOCKS (Cost $959,422)	940,756

	EXCHANGE TRADED FUNDS – 29.6%
6,340	Technology Select Sector SPDR Fund	188,932
10,345	Utilities Select Sector SPDR Fund	368,903

	TOTAL EXCHANGE TRADED FUNDS (Cost $552,699)	557,835

Principal Amount
	SHORT-TERM INVESTMENTS – 24.0%
$452,730	UMB Money Market Fiduciary, 0.01%1	452,730

	TOTAL SHORT-TERM INVESTMENTS (Cost $452,730)	452,730

	TOTAL INVESTMENTS – 103.6% (Cost $1,964,851)	1,951,321
	Liabilities in Excess of Other Assets – (3.6)%	(68,509)

	TOTAL NET ASSETS – 100.0%	$1,882,812

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.
1	The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Financial Statements.

EuroPac Strategic US Equity Fund
SUMMARY OF INVESTMENTS
As of April 30, 2012 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	11.8%
Consumer Staples	11.5%
Materials	8.6%
Consumer Discretionary	5.9%
Health Care	5.6%
Telecommunication Services	3.7%
Energy	1.6%
Industrials	1.3%
Total Common Stocks	50.0%
Exchange Traded Funds	29.6%
Short-Term Investments	24.0%
Total Investments	103.6%
Liabilities in Excess of Other Assets	(3.6)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2012 (Unaudited)

	EuroPac International	EuroPac International	EuroPac Hard
	Value Fund	Bond Fund	Asset Fund
Assets:
Investments in securities, at value (cost $75,659,112,
$81,388,303 and $22,079,686, respectively)	$77,679,386	$80,868,953	$20,410,233
Foreign currency, at value (cost $0, $1,575,563 and $0,
respectively)	-	1,333,263	-
Receivables:
Investment securities sold	183,416	-	-
Fund shares sold	52,385	124,321	30,888
Dividends and interest	603,290	1,258,750	33,503
Due from Advisor	-	-	-
Offering costs	-	-	2,701
Due from Custodian	-	-	-
Prepaid expenses	25,904	28,341	20,326
Total assets	78,544,381	83,613,628	20,497,651

Liabilities:
Payables:
Investment securities purchased	-	-	-
Fund shares redeemed	31,062	34,146	3,513
Advisory fees	62,571	31,801	6,718
Distribution fees (Note 6)	31,769	34,143	8,183
Fund accounting fees	12,104	3,438	7,877
Custody fees	10,294	2,790	3,565
Administration fees	9,731	8,013	9,666
Transfer agent fees	6,133	3,917	7,007
Chief Compliance Officer fees	1,820	643	1,068
Trustees fees	934	991	1,474
Offering costs	-	-	-
Accrued other expenses	11,704	13,429	10,266
Total liabilities	178,122	133,311	59,337
Net Assets	$78,366,259	$83,480,317	$20,438,314

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited
number of shares authorized)	$78,726,581	$84,017,206	$22,323,592
Accumulated net investment income (loss)	51,578	(72,202)	(269,892)
Accumulated net realized gain (loss) on investments and
foreign currency transactions	(2,434,378)	83,594	54,133
Net unrealized appreciation (depreciation) on:
Investments	2,020,274	(519,350)	(1,669,453)
Foreign currency translations	2,204	(28,931)	(66)
Net Assets	$78,366,259	$83,480,317	$20,438,314

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$78,366,259	$83,480,317	$20,438,314
Shares of beneficial interest issued and outstanding	7,765,777	8,154,735	2,238,819
Net asset value per share	$10.09	$10.24	$9.13
Maximum sales charge (4.50% of offering price)	0.48	0.48	0.43
Maximum offering price to public	$10.57	$10.72	$9.56

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2012 (Unaudited)

	EP China	EP Asia Small	EP Latin	EP Strategic US
	Fund	Companies Fund	America Fund	Equity Fund
Assets:
Investments in securities, at value (cost $47,857,165,
$24,322,620, $9,998,464, and 1,964,851, respectively)	$47,248,271	$29,026,592	$9,780,196	$1,951,321
Foreign currency, at value (cost $0, $0, $0, and
and $0, respectively)	-	-	-	-
Receivables:
Investment securities sold	-	225,896	92,433	-
Fund shares sold	7,376	21,285	38,957	10,396
Dividends and interest	10,065	53,310	78,525	1,971
Due from Advisor	-	-	2,964	11,579
Offering costs	-	-	7,831	-
Due from Custodian	-	-	3,501	-
Prepaid expenses	4,860	23,720	16,040	20,073
Total assets	47,270,572	29,350,803	10,020,447	1,995,340

Liabilities:
Payables:
Investment securities purchased	-	440,842	-	83,928
Fund shares redeemed	20,077	44,168	-	-
Advisory fees	28,484	14,501	-	-
Distribution fees (Note 6)	19,577	11,521	3,763	508
Fund accounting fees	10,064	3,178	7,361	3,144
Custody fees	2,241	8,646	13,161	1,174
Administration fees	8,550	2,401	2,746	2,946
Transfer agent fees	4,128	4,225	7,120	2,958
Chief Compliance Officer fees	663	1,263	1,065	836
Trustees fees	760	405	503	945
Offering costs	-	-	-	10,292
Accrued other expenses	4,966	12,070	12,269	5,797
Total liabilities	99,510	543,220	47,988	112,528
Net Assets	$47,171,062	$28,807,583	$9,972,459	$1,882,812

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited
number of shares authorized)	$53,718,403	$29,516,331	$10,086,490	$1,893,011
Accumulated net investment income (loss)	(288,886)	(100,515)	58,121	(136)
Accumulated net realized gain (loss) on investments
and foreign currency transactions	(5,649,563)	(5,310,351)	46,595	3,467
Net unrealized appreciation (depreciation) on:
Investments	(608,894)	4,703,972	(218,268)	(13,530)
Foreign currency translations	2	(1,854)	(479)	-
Net Assets	$47,171,062	$28,807,583	$9,972,459	$1,882,812

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$47,171,062	$28,807,583	$9,972,459	$1,882,812
Shares of beneficial interest issued and outstanding	4,590,495	2,915,809	966,056	189,639
Net asset value per share	$10.28	$9.88	$10.32	$9.93
Maximum sales charge (4.50% of offering price)	0.48	0.47	0.49	0.47
Maximum offering price to public	$10.76	$10.35	$10.81	$10.40

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2012 (Unaudited)

	EuroPac International	EuroPac International	EuroPac Hard
	Value Fund	Bond Fund	Asset Fund
Investment Income:
Dividends (net of foreign withholding taxes of $127,629, $0 and $14,991, respectively)	$1,369,797	$-	$109,113
Interest (net of foreign withholding taxes of $0, $54,252 and $0, respectively)	130	1,621,777	52
Total investment income	1,369,927	1,621,777	109,165

Expenses:
Advisory fees	434,555	241,766	109,750
Distribution fees (Note 6)	94,338	100,629	23,819
Administration fees	41,398	43,916	18,060
Fund accounting fees	38,379	31,230	22,722
Transfer agent fees	36,982	24,784	13,223
Registration fees	24,958	22,203	13,224
Custody fees	22,437	13,524	11,193
Shareholder reporting fees	11,765	9,585	5,035
Audit fees	7,473	7,477	8,242
Legal fees	6,429	6,343	3,965
Miscellaneous expenses	4,438	6,661	2,513
Trustees fees and expenses	2,983	2,956	2,957
Chief Compliance Officer fees	2,668	1,959	1,849
Insurance fees	1,156	1,175	893
Offering costs	-	1,289	8,436

Total expenses	729,959	515,497	245,881
Advisory fee waived	(69,594)	(52,603)	(79,147)
Other expenses waived	-	-	-
Net expenses	660,365	462,894	166,734
Net investment income (loss)	709,562	1,158,883	(57,569)

Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) on:
Investments	(1,875,676)	19,607	93,668
Foreign currency transactions	(16,608)	64,889	(3,346)
Net realized gain (loss) on investments and foreign currency transactions	(1,892,284)	84,496	90,322
Net change in unrealized appreciation/depreciation on:
Investments	3,243,641	(960,964)	(990,807)
Foreign currency translations	1,028	(67,776)	(111)
Net change unrealized appreciation/depreciation on investments and foreign currency translations	3,244,669	(1,028,740)	(990,918)
Net realized and unrealized gain (loss) on investments	1,352,385	(944,244)	(900,596)

Net Increase (Decrease) in Net Assets from Operations	$2,061,947	$214,639	$(958,165)

1	The EP Strategic US Equity Fund commenced operations on March 1, 2012.

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2012 (Unaudited)

	EP China	EP Asia Small	EP Latin	EP Strategic US
	Fund	Companies Fund	America Fund	Equity Fund1
Investment Income:
Dividends (net of foreign withholding taxes of $0, $11,118, $4,808 and $13, respectively)	$130,502	$131,101	$103,722	$5,419
Interest (net of foreign withholding taxes of $0, $0, $0 and $0, respectively)	84	52	64	6
Total investment income	130,586	131,153	103,786	5,425

Expenses:
Advisory fees	275,662	152,013	30,008	1,524
Distribution fees (Note 6)	59,918	33,018	6,524	508
Administration fees	27,795	17,687	14,571	4,011
Fund accounting fees	31,472	31,300	19,051	3,144
Transfer agent fees	34,424	18,587	15,157	2,958
Registration fees	19,577	19,190	11,148	3,757
Custody fees	34,813	36,211	17,561	1,174
Shareholder reporting fees	19,710	6,211	3,363	999
Audit fees	10,678	7,517	7,439	3,750
Legal fees	2,390	5,429	3,720	1,254
Miscellaneous expenses	1,088	3,347	2,959	554
Trustees fees and expenses	1,119	2,943	3,552	1,003
Chief Compliance Officer fees	2,418	2,216	2,149	836
Insurance Fees	1,316	1,339	2,434	84
Offering costs	-	2,180	8,809	2,827

Total expenses	522,380	339,188	148,445	28,383
Advisory fee waived	(102,951)	(107,540)	(30,008)	(1,524)
Other expenses waived	-	-	(72,772)	(24,319)
Net expenses	419,429	231,648	45,665	2,540
Net investment income	(288,843)	(100,495)	58,121	2,885

Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) on:
Investments	(111,330)	(1,668,264)	59,725	3,467
Foreign currency transactions	(737)	(5,242)	(13,130)	-
Net realized gain (loss) on investments and foreign currency transactions	(112,067)	(1,673,506)	46,595	3,467
Net change in unrealized appreciation/depreciation on:
Investments	2,683,904	6,383,305	(218,268)	(13,530)
Foreign currency translations	(27)	(1,285)	(479)	-
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	2,683,877	6,382,020	(218,747)	(13,530)
Net realized and unrealized gain (loss) on investments	2,571,810	4,708,514	(172,152)	(10,063)

Net Increase (Decrease) in Net Assets from Operations	$2,282,967	$4,608,019	$(114,031)	$(7,178)

1	The EP Strategic US Equity Fund commenced operations on March 1, 2012.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EuroPac International
	Value Fund

	For the Six
	Months Ended	For the
	April 30, 2012	Year Ended
	(Unaudited)	October 31, 2011
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$709,562	$1,518,195
Net realized loss on investments and foreign currency transactions	(1,892,284)	(155,228)
Net change in unrealized appreciation/depreciation on investments,
and foreign currency translations	3,244,669	(5,420,185)
Net increase (decrease) in net assets resulting from operations	2,061,947	(4,057,218)

Distributions to Shareholders:
From net investment income	(839,959)	(1,229,860)
From net realized gain	-	-
Total distributions	(839,959)	(1,229,860)

Capital Transactions:
Net proceeds from shares sold	8,094,338	44,877,359
Reinvestment of distributions	615,451	947,348
Cost of shares redeemed1	(9,014,583)	(16,115,125)
Net increase (decrease) in net assets from capital transactions	(304,794)	29,709,582

Total increase in net assets	917,194	24,422,504

Net Assets:
Beginning of period	77,449,065	53,026,561
End of period	$78,366,259	$77,449,065

Accumulated net investment income	$51,578	$181,975

Capital Share Transactions:
Shares sold	809,836	4,180,972
Shares reinvested	67,116	86,125
Shares redeemed	(919,529)	(1,565,732)
Net increase (decrease) in capital share transactions	(42,577)	2,701,365

1	Net of redemption fees of $14 and $3,592, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EuroPac International
	Bond Fund

	For the Six	For the Period
	Months Ended	November 15,
	April 30, 2012	2010* to
	(Unaudited)	October 31, 2011
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$1,158,883	$874,350
Net realized gain on investments and foreign currency transactions	84,496	183,657
Net change in unrealized appreciation/depreciation on investments,
and foreign currency translations	(1,028,740)	480,459
Net increase in net assets resulting from operations	214,639	1,538,466

Distributions to Shareholders:
From net investment income	(1,305,018)	(1,012,617)
From net realized gain	-	-
Total distributions	(1,305,018)	(1,012,617)

Capital Transactions:
Net proceeds from shares sold	20,725,970	84,733,448
Reinvestment of distributions	549,778	334,853
Cost of shares redeemed1	(16,944,630)	(5,354,572)
Net increase in net assets from capital transactions	4,331,118	79,713,729

Total increase in net assets	3,240,739	80,239,578

Net Assets:
Beginning of period	80,239,578	-
End of period	$83,480,317	$80,239,578

Accumulated net investment income (loss)	$(72,202)	$73,933

Capital Share Transactions:
Shares sold	2,034,708	8,219,801
Shares reinvested	53,838	31,637
Shares redeemed	(1,670,537)	(514,712)
Net increase in capital share transactions	418,009	7,736,726

*	Commencement of operations.
1	Net of redemption fees of $8,511 and $2,529, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EuroPac Hard
	Asset Fund

	For the Six
	Months Ended	For the Period
	April 30, 2012	June 30, 2011* to
	(Unaudited)	October 31, 2011
Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(57,569)	$(18,570)
Net realized gain (loss) on investments and foreign currency transactions	90,322	(37,116)
Net change in unrealized appreciation/depreciation on investments,
and foreign currency translations	(990,918)	(678,600)
Net decrease in net assets resulting from operations	(958,165)	(734,286)

Distributions to Shareholders:
From net investment income	(206,613)	-
From net realized gain	-	-
Total distributions	(206,613)	-

Capital Transactions:
Net proceeds from shares sold	6,012,597	19,555,591
Reinvestment of distributions	109,931	-
Cost of shares redeemed1	(2,528,381)	(812,360)
Net increase in net assets from capital transactions	3,594,147	18,743,231

Total increase in net assets	2,429,369	18,008,945

Net Assets:
Beginning of period	18,008,945	-
End of period	$20,438,314	$18,008,945

Accumulated net investment loss	$(269,892)	$(5,710)

Capital Share Transactions:
Shares sold	637,486	1,952,520
Shares reinvested	12,506	-
Shares redeemed	(274,869)	(88,824)
Net increase in capital share transactions	375,123	1,863,696

*	Commencement of operations.
1	Net of redemption fees of $2,238 and $2,278, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EP China
	Fund

	For the Six	For the
	Months Ended	Period July 1,	For the
	April 30, 2012	2011 to October	Year Ended
	(Unaudited)	31, 2011**	June 30, 2011
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(288,843)	$57,113	$585,380
Net realized gain (loss) on investments and foreign currency transactions	(112,067)	(5,433,797)	4,582,110
Net change in unrealized appreciation/depreciation on investments,
and foreign currency translations	2,683,877	(13,390,644)	7,269,547
Net increase (decrease) in net assets resulting from operations	2,282,967	(18,767,328)	12,437,037

Distributions to Shareholders:
From net investment income	(47,132)	-	(1,359,237)
From net realized gain	(2,908,659)	-	(27,844)
Total Distributions	(2,955,791)	-	(1,387,081)

Capital Transactions:
Net proceeds from shares sold	2,030,209	3,098,112	25,903,275
Reinvestment of distributions	2,327,552	-	1,132,972
Cost of shares redeemed1	(8,921,140)	(18,275,927)	(10,498,447)
Net increase (decrease) in net assets from capital transactions	(4,563,379)	(15,177,815)	16,537,800

Total increase in net assets	(5,236,203)	(33,945,143)	27,587,756

Net Assets:
Beginning of period	52,407,265	86,352,408	58,764,652
End of period	$47,171,062	$52,407,265	$86,352,408

Accumulated net investment income (loss)	$(288,886)	$47,089	$(223,498)

Capital Share Transactions:
Shares sold	201,013	269,007	1,870,407
Shares reinvested	253,270	-	78,136
Shares redeemed	(886,353)	(1,611,673)	(763,797)
Net increase (decrease) in capital share transactions	(432,070)	(1,342,666)	1,184,746

**	Fiscal year changed to October 31, effective July 1, 2011.
1	Net of redemption fees of $109, $243 and $277, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EP Asia Small
	Companies Fund

	For the Six	For the Period
	Months Ended	December 1,
	April 30, 2012	2010* to
	(Unaudited)	October 31, 2011
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(100,495)	$223,396
Net realized loss on investments and foreign currency transactions	(1,673,506)	(3,766,437)
Net change in unrealized appreciation/depreciation on investments,
and foreign currency translations	6,382,020	(1,679,902)
Net increase (decrease) in net assets resulting from operations	4,608,019	(5,222,943)

Distributions to Shareholders:
From net investment income	(115,322)	-
From net realized gain	-	-
Total Distributions	(115,322)	-

Capital Transactions:
Net proceeds from shares sold	2,149,920	37,670,587
Reinvestment of distributions	49,900	-
Cost of shares redeemed1	(4,784,830)	(5,547,748)
Net increase (decrease) in net assets from capital transactions	(2,585,010)	32,122,839

Total increase in net assets	1,907,687	26,899,896

Net Assets:
Beginning of period	26,899,896	-
End of period	$28,807,583	$26,899,896

Accumulated net investment income (loss)	$(100,515)	$115,302

Capital Share Transactions:
Shares sold	243,699	3,821,128
Shares reinvested	6,308	-
Shares redeemed	(557,085)	(598,241)
Net increase (decrease) in capital share transactions	(307,078)	3,222,887

*	Commencement of operations.
1	Net of redemption fees of $101 and $77, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EP Latin	EP Strategic US
	America Fund	Equity Fund

	For the Period	For the Period
	November 1, 2011*	March 1, 2012*
	to April 30, 2012	to April 30, 2012
	(Unaudited)	(Unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$58,121	$2,885
Net realized gain on investments and foreign currency transactions	46,595	3,467
Net change in unrealized appreciation/depreciation on investments,
and foreign currency translations	(218,747)	(13,530)
Net decrease in net assets resulting from operations	(114,031)	(7,178)

Distributions to Shareholders:
From net investment income	-	(3,021)
From net realized gain	-	-
Total Distributions	-	(3,021)

Capital Transactions:
Net proceeds from shares sold	10,286,860	1,891,513
Reinvestment of distributions	-	1,498
Cost of shares redeemed1	(200,370)	-
Net increase in net assets from capital transactions	10,086,490	1,893,011

Total increase in net assets	9,972,459	1,882,812

Net Assets:
Beginning of period	-	-
End of period	$9,972,459	$1,882,812

Accumulated net investment income (decrease)	$58,121	$(136)

Capital Share Transactions:
Shares sold	985,439	189,490
Shares reinvested	-	149
Shares redeemed	(19,383)	-
Net increase in capital share transactions	966,056	189,639

*	Commencement of operations.
1	Net of redemption fees of $1,266 and $0, respectively.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac International
	Value Fund

	For the Six
	Months Ended		For the Year		For the period
	April 30, 2012		Ended		April 7, 2010* to
	(Unaudited)		October 1, 2011		October 31, 2010
Net asset value, beginning of period	$9.92		$10.38		$10.00
Income from Investment Operations:
Net investment income	0.09	1	0.21	1	0.07	1
Net realized and unrealized gain (loss) on investments	0.19		(0.50)		0.38
Total from investment operations	0.28		(0.29)		0.45

Less Distributions:
From net investment income	(0.11)		(0.17)		(0.07)
From net realized gain	-		-		-
Total distributions	(0.11)		(0.17)		(0.07)

Redemption fee proceeds	-	2	-	2	-	2

Net asset value, end of period	$10.09		$9.92		$10.38

Total return	2.95%	3,4	(2.93)%	3	4.57%	3,4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$78,366		$77,449		$53,027

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.93%	5	1.88%		2.30%	5
After fees waived and expenses absorbed	1.75%	5	1.75%		1.75%	5
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.70%	5	1.87%		0.84%	5
After fees waived and expenses absorbed	1.88%	5	1.99%		1.39%	5
Portfolio turnover rate	8%	4	27%		13%	4

*	Commencement of operations.
1	Calculated based on average shares outstanding.
2	Less than $0.01.
3	Does not include payment of maximum sales charge of 4.50%. If the sales charges were included, total return would be lower.
4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac International
	Bond Fund
	For the Six Months Ended April 30, 2012 (Unaudited)		For the period November 15, 2010* to October 31, 2011
Net asset value, beginning of period	$10.37		$10.00
Income from Investment Operations:
Net investment income	0.15	1	0.19	1
Net realized and unrealized gain (loss) on investments	(0.12)		0.38
Total from investment operations	0.03		0.57

Less Distributions:
From net investment income	(0.16)		(0.20)
From net realized gain	-		-
Total distributions	(0.16)		(0.20)

Redemption fee proceeds	-	2	-	2

Net asset value, end of period	$10.24		$10.37

Total return	0.33%	3,4	5.72%	3,4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$83,480		$80,240

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.28%	5	1.36%	5
After fees waived and expenses absorbed	1.15%	5	1.15%	5
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.75%	5	1.73%	5
After fees waived and expenses absorbed	2.88%	5	1.94%	5
Portfolio turnover rate	11%	4	8%	4

*	Commencement of operations.
1	Calculated based on average shares outstanding.
2	Less than $0.01.
3	Does not include payment of maximum sales charge of 4.50%. If the sales charges were included, total return would be lower.
4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac Hard
	Asset Fund

	For the Six
	Months Ended		For the period
	April 30, 2012		June 30, 2011* to
	(Unaudited)		October 31, 2011
Net asset value, beginning of period	$9.66		$10.00
Income from Investment Operations:
Net investment loss	(0.03)	1	(0.01)	1
Net realized and unrealized loss on investments	(0.40)		(0.33)
Total from investment operations	(0.43)		(0.34)

Less Distributions:
From net investment income	(0.10)		-
From net realized gain	-		-
Total distributions	(0.10)		-

Redemption fee proceeds	-	2	-	2

Net asset value, end of period	$9.13		$9.66

Total return	(4.37)%	3,4	(3.40)%	3,4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$20,438		$18,009

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.58%	5	3.47%	5
After fees waived and expenses absorbed	1.75%	5	1.75%	5
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	(1.43%)	5	(2.14)%	5
After fees waived and expenses absorbed	(0.60%)	5	(0.41)%	5
Portfolio turnover rate	1%	4	2%	4

*	Commencement of operations.
1	Calculated based on average shares outstanding.
2	Less than $0.01.
3	Does not include payment of maximum sales charge of 4.50%. If the sales charges were included, total return would be lower.
4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EP China
	Fund

	For the Six
	Months Ended		For the period		For the		For the period
	April 30, 2012		July 1, 2011 to		Year Ended		July 31, 2009* to
	(Unaudited)		October 31, 2011**		June 30, 2011		June 30, 2010
Net asset value, beginning of period	$10.43		$13.57		$11.34		$10.00
Income from Investment Operations:
Net investment income (loss)	(0.06)	1	0.01	1	0.10	1	0.02	1
Net realized and unrealized gain (loss) on investments	0.54		(3.15)		2.36		1.38
Total from investment operations	0.48		(3.14)		2.46		1.40

Less Distributions:
From net investment income	(0.01)		-		(0.22)		-
From net realized gain	(0.62)		-		(0.01)		(0.06)
Total distributions	(0.63)		-		(0.23)		(0.06)

Redemption fee proceeds	-	2	-	2	-	2	-	2

Net asset value, end of period	$10.28		$10.43		$13.57		$11.34

Total return	5.35%	3,4	(23.14)%	3,4	21.55%	3	13.93%	3,4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$47,171		$52,407		$86,352		$58,765

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.18%	5	2.00%	5	1.91%		2.18%	5
After fees waived and expenses absorbed	1.75%	5	1.74%	5	1.75%		1.75%	5
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	(1.63%)	5	(0.01)%	5	0.56%		0.20%	5
After fees waived and expenses absorbed	(1.21%)	5	0.25%	5	0.72%		0.63%	5
Portfolio turnover rate	43%	4	48%	4	77%		80%	4

*	Commencement of operations.
**	Fiscal year changed to October 31, effective July 1, 2011.
1	Calculated based on average shares outstanding.
2	Less than $0.01.
3	Does not include payment of maximum sales charge of 4.50%. If the sales charges were included, total return would be lower.
4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EP Asia Small
	Companies Fund

	For the
	Six Months Ended		For the Period
	April 30, 2012		December 1, 2010*
	(Unaudited)		to October 31, 2011
Net asset value, beginning of period	$8.35		$10.00
Income from Investment Operations:
Net investment income (loss)	(0.03)	1	0.08	1
Net realized and unrealized gain (loss) on investments	1.60		(1.73)
Total from investment operations	1.57		(1.65)

Less Distributions:
From net investment income	(0.04)		-
From net realized gain	-		-
Total distributions	(0.04)		-

Redemption fee proceeds	-	2	-	2

Net asset value, end of period	$9.88		$8.35

Total return	18.89%	3,4	(16.50)%	3,4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$28,808		$26,900

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.57%	5	2.34%	5
After fees waived and expenses absorbed	1.75%	5	1.75%	5
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	(1.57)%	5	0.33%	5
After fees waived and expenses absorbed	(0.76)%	5	0.92%	5
Portfolio turnover rate	37%	4	102%	4

*	Commencement of operations.
1	Calculated based on average shares outstanding.
2	Less than $0.01.
3	Does not include payment of maximum sales charge of 4.50%. If the sales charges were included, total return would be lower.
4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EP Latin America		EP Strategic US
	Fund		Equity Fund

	For the Period		For the Period
	November 1, 2011*		March 1, 2012*
	to April 30, 2012		to April 30, 2012
	(Unaudited)		(Unaudited)
Net asset value, beginning of period	$10.00		$10.00
Income from Investment Operations:
Net investment income	0.12	1	0.02	1
Net realized and unrealized gain (loss) on investments	0.20		(0.07)
Total from investment operations	0.32		(0.05)

Less Distributions:
From net investment income	-		(0.02)
From net realized gain	-		-
Total distributions	-		(0.02)

Redemption fee proceeds	-	2	-

Net asset value, end of period	$10.32		$9.93

Total return	3.20%	3,4	(0.49)%	3,4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,972		$1,883

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	5.69%	5	13.97%	5
After fees waived and expenses absorbed	1.75%	5	1.25%	5
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	(1.71)%	5	(11.30)%	5
After fees waived and expenses absorbed	2.23%	5	1.42%	5
Portfolio turnover rate	15%	4	25%	4

*	Commencement of operations.
1	Calculated based on average shares outstanding.
2	Less than $0.01.
3	Does not include payment of maximum sales charge of 4.50%. If the sales charges were included, total return would be lower.
4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2012 (Unaudited)

Note 1 – Organization
EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), EuroPac Hard Asset Fund (the “Hard Asset Fund”), EP China Fund (formerly known as EPH China Fund) (the “China Fund”), EP Asia Small Companies Fund (the “Asia Small Companies Fund”), EP Latin America Fund (the “Latin America Fund”), and EP Strategic US Equity Fund (the “Strategic US Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation.  The Hard Asset Fund commenced operations on June 30, 2011, and its primary investment objective is appreciation of capital and protection against inflation. The China Fund commenced operations on July 31, 2009, and its primary investment objective is long-term capital appreciation. The China Fund’s fiscal year end was changed to October 31st as of July 1, 2011. The Asia Small Companies Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long-term capital appreciation. The Latin America Fund commenced operations on November 1, 2011, and its primary investment objective is to provide long-term capital appreciation.  The Strategic US Equity Fund commenced operations on March 1, 2012, and its primary investment objective is to provide long-term capital appreciation.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Funds’ net asset value per share (“NAV”) are calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Funds may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2012 (Unaudited)

rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Offering costs incurred with the start up of the Funds are being amortized on a straight line basis over a period of twelve months from commencement of operations.  The International Bond Fund, Hard Asset Fund, Asia Small Companies Fund, Latin America Fund and Strategic US Equity Fund, respectively, incurred offering costs of approximately $18,215, $16,838, $18,113, $17,155 and $17,143.

(c) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income and Excise Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010.  The Act makes changes to a number of the federal income and excise tax provisions impacting regulated investment companies ("RICs"), including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carry forward for capital losses.  In general, the provisions of the Act will be effective for taxable years beginning after December 22, 2010, the date of enactment.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2012 (Unaudited)

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by IRS stature of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended April 30, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The International Value Fund, Hard Asset Fund, China Fund, Asia Small Companies Fund, Latin America Fund and Strategic US Equity Fund, respectively, will make distributions of net investment income quarterly and capital gains, if any, at least annually.  The International Bond Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U. S. generally accepted accounting principles.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Euro Pacific Asset Management, LLC (the “Advisor”).  Under the terms of the Agreement, the International Value Fund, International Bond Fund, Hard Asset Fund, China Fund, Asia Small Companies Fund, Latin America Fund and Strategic US Equity Fund pay a monthly investment advisory fee to the Advisor at the annual rate of 1.15%, 0.60%, 1.15%, 1.15%, 1.15%, 1.15% and 0.75% of each Funds average daily net assets, respectively.  The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses to 1.75%, 1.15%, 1.85%, 1.75%, 1.75%, 1.75% and 1.25% of each Funds average daily net assets until March 1, 2013, respectively.

Effective March 15, 2011, the Trust, on behalf of the China Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Euro Pacific Asset Management, LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.15% of the Fund’s average daily net assets, respectively.  The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses to 1.75% of the Fund’s average daily net assets until October 31, 2012.  Prior to March 15, 2011, the Fund’s investment advisor was Euro Pacific Halter Asia Management, Inc.

For the period July 1, 2010 through March 14, 2011, the China Fund paid advisory fees in the amount of $635,809 to Euro Pacific Halter Asia Management, Inc. and $303,365 to Euro Pacific Asset Management, LLC for the period March 15, 2011 through June 30, 2011.

The China Fund, Asia Small Companies Fund and Latin America Fund, respectively, are sub-advised by New Sheridan Advisors, Inc. (the “Sub-advisor”). Pursuant to a sub-advisory agreement the Advisor pays a portion of the annual advisory fee of 1.15% of average daily net assets of the Fund to the Sub-advisor.

For the period ended April 30, 2012, the Advisor waived fees as follows:
	Advisory fees	Other expenses	Total
International Value Fund	$69,594	$—	$69,594
International Bond Fund	52,603	-	52,603
Hard Asset Fund	79,147	-	79,147

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2012 (Unaudited)

China Fund	102,951	-	102,951
Asia Small Companies Fund	107,540	-	107,540
Latin America Fund (November 1, 2011 through April 30, 2012)	30,008	72,772	102,780
Strategic US Equity Fund (March 1, 2012 through April 30, 2012)	1,524	24,319	25,843
	$443,367	$97,091	$540,458

The Advisor may recover from each Fund fees and/or expenses previously waived and/or absorbed, if the Funds’ expense ratio, including the recovered expenses, falls below the expense limits in place at the time the expenses were incurred.  The Advisor is permitted to seek reimbursement from each Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred. The advisor may recapture a portion of the amounts no later than the dates stated below:

	International Value Fund	International Bond Fund	Hard Asset Fund
October 31, 2013	$101,799	$—	$—
October 31, 2014	95,974	95,046	77,697
October 31, 2015	69,594	52,603	79,147
Potential Recoverable Expenses	$267,367	$147,649	$156,844

	China Fund‡	Asia Small Companies Fund	Latin America Fund
June 30, 2013	$172,040	$—	$—
June 30, 2014	120,421	-	-
October 31, 2014	59,642	142,239	-
October 31, 2015	102,951	107,540	102,780
Potential Recoverable Expenses	$455,054	$249,779	$102,780

Strategic US Equity Fund
October 31, 2014	$—
October 31, 2015	25,843
Potential Recoverable Expenses	$25,843

‡The China Fund’s fiscal year end was changed to October 31st as of July 1, 2011.

Grand Distribution Services, LLC (“GDS”) serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

For the period ended April 30, 2012, the amount of net selling commissions retained by the Distributor and/or a broker-dealer affiliated with the Advisor is mentioned below:

Fund
International Value Fund	$32,626
International Bond Fund	49,126
Hard Asset Fund	20,343
China Fund	7,444
Asia Small Companies Fund	7,604
Latin America Fund (November 1, 2011 through April 30, 2012)	37,684
Strategic US Equity Fund (March 1, 2012 through April 30, 2012)	6,715

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2012 (Unaudited)

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the period ended April 30, 2012, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees incurred for CCO services for the period ended April 30, 2012, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At April 30, 2012, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Funds, based on cost for federal income tax purposes were as follows:

	International	International	Hard Asset	China	Asia Small
	Value Fund	Bond Fund	Fund	Fund	Companies Fund

Cost of investments	$76,236,809	$81,388,303	$22,079,686	$47,917,372	$24,350,532

Gross unrealized appreciation	9,269,639	$1,581,660	$719,455	$4,750,550	$5,884,768
Gross unrealized depreciation	(7,827,062)	(2,101,010)	(2,388,908)	(5,419,651)	(1,208,708)
Unrealized appreciation/(depreciation) on foreign currency	2,138	(28,946)	(66)	-	(1,854)
Net unrealized appreciation/(depreciation) on investments and foreign currency translations
	$1,444,715	$(548,296)	$(1,669,519)	$(669,101)	$(4,674,206)

	Latin America	Strategic US
	Fund	Equity Fund

Cost of investments	$9,998,464	$1,964,581

Gross unrealized appreciation	$539,268	$19,100
Gross unrealized depreciation	(757,536)	(32,630)
Unrealized appreciation/(depreciation) on foreign currency	(631)	-
Net unrealized appreciation/(depreciation) on investments and foreign currency translations
	$(218,899)	$(13,530)

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2012 (Unaudited)

As of October 31, 2011 the components of accumulated earnings (deficit) on a tax basis were as follows:

	International	International	Hard Asset	China	Asia Small
	Value Fund	Bond Fund	Fund	Fund	Companies Fund

Undistributed ordinary income	$598,929	$73,933	$206,595	$1,059,297	$115,302
Undistributed long-term gains	-	-	-	1,896,382	-
Tax accumulated earnings	598,929	73,933	206,595	2,955,679	115,302

Accumulated capital and other losses	$(1,647)	$(902)	$(36,189)	$(5,462,398)	$(3,608,933)
Unrealized appreciation/(depreciation) on investments	(2,179,592)	480,459	(890,905)	(3,367,798)	(1,707,814)
Total accumulated earnings (deficit)	$(1,582,310)	$553,490	$(720,499)	$(5,874,517)	$(5,201,445)

At October 31, 2011, the Funds had accumulated capital loss carryforwards as follows:

	International	International	Hard Asset	China	Asia Small
	Value Fund	Bond Fund	Fund	Fund	Companies Fund

For losses expiring October 31,
2017	$—	$—	$—	$—	$—
2018	1,647	-	-	-	-
2019	-	902	-	-	3,608,933
Not Subject to Expiration	-	-	36,189	5,462,398	-
	$1,647	$902	$36,189	$5,462,398	$3,608,933

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward.  Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.  During the year ended October 31, 2011, the International Value Fund utilized $225,889 of their capital loss carryovers.

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the "Act"), the Funds will be permitted to carrforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2012 (Unaudited)

The tax character of distributions paid during the fiscal years ended October 31, 2011 and 2010 were as follows:

	International Value Fund		International Bond Fund		Hard Asset Fund

	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,
	2011	2010	2011	2010	2011	2010
Distributions paid from:
Ordinary Income	$1,229,860	$244,830	$1,012,617	-	-	-

Net long-term capital gains	-	-	-	-	-	-
Total taxable distributions	1,229,860	244,830	1,012,617	-	-	-
Total distributions paid	$1,229,860	$244,830	$1,012,617	$—	$—	$—

	China Fund		Asia Small Companies Fund

	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	October 31,	June 30,	October 31,	June 30,
	2011	2011*	2011	2011*
Distributions paid from:
Ordinary Income	$—	$1,387,081	$—	$—
Net long-term capital gains	-	-	-	-
Total taxable distributions	-	1,387,081	-	-
Total distributions paid	$—	$1,387,081	$—	$—

Note 5 - Investment Transactions
For the year ended April 30, 2012, purchases and sales of investments, excluding short-term investments, were as follows:

Fund	Purchases	Sales
International Value Fund	$6,063,107	$12,408,083
International Bond Fund	23,925,239	15,506,953
Hard Asset Fund	2,738,494	233,732
China Fund	20,161,088	20,354,279
Asia Small Companies Fund	10,096,995	9,470,324
Latin America Fund (November 1, 2011 – April 30, 2012)	9,892,929	607,643
Strategic US Equity Fund (March 1, 2012 – April 30, 2012)	1,729,448	220,794

Note 6 - Distribution Plan
The Trust, on behalf of the Funds’, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, payable to the Advisor as the distribution coordinator.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2012 (Unaudited)

For the period ended April 30, 2012, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of April 30, 2012, in valuing the Funds’ assets carried at fair value:

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2012 (Unaudited)

International Value Fund
	Level 1	Level 2	Level 3	Total
Assets Table
Investments:
Common Stocks:
Consumer Discretionary	$1,848,639	$-	$-	$1,848,639
Consumer Staples	11,211,313	1,141,624	-	12,352,937
Energy	17,564,996	-	-	17,564,996
Financials	4,975,172	-	-	4,975,172
Industrials	1,056,323	3,980,155	-	5,036,478
Information Technology	4,155,765	-	-	4,155,765
Materials	11,569,673	-	-	11,569,673
Telecommunication Services	5,971,735	-	-	5,971,735
Utilities	7,328,422	-	-	7,328,422
Short-Term Investments	6,875,563	-	-	6,875,563
Warrants	6	-	-	6
Total Assets	$72,557,607	$5,121,779	$-	$77,679,386

International Bond Fund
	Level 1	Level 2	Level 3	Total
Assets Table
Investments:
Bonds:
Basic Materials	$-	$1,810,575	$-	$1,810,575
Communications	-	7,079,163	-	7,079,163
Consumer, Cyclical	-	817,766	-	817,766
Consumer, Non-cyclical	2,455,920	1,751,404	-	4,207,324
Diversified	765,412	-	-	765,412
Financial	4,097,592	6,307,849	-	10,405,441
Government	13,065,146	32,240,324	-	45,305,470
Industrial	-	4,235,187	-	4,235,187
Utilities	-	3,226,503	-	3,226,503
Short-Term Investments	3,016,112	-	-	3,016,112
Total Assets	$23,400,182	$57,468,771	$-	$80,868,953

Hard Asset Fund*
	Level 1	Level 2	Level 3	Total
Assets Table
Investments:
Common Stocks:
Consumer Staples	$1,499,547	$-	$-	$1,499,547
Energy	7,452,374	-	-	7,452,374
Materials	5,212,867	-	-	5,212,867
Exchange-Traded Fund	4,805,941	-	-	4,805,941
Short-Term Investments	1,439,504	-	-	1,439,504
Total Assets	$20,410,233	$-	$-	$20,410,233

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2012 (Unaudited)

China Fund
	Level 1	Level 2	Level 3	Total
Assets Table
Investments:
Common Stocks:
Consumer Discretionary	$1,009,800	$8,651,739	$-	$9,661,539
Consumer Staples	-	4,275,665	-	4,275,665
Energy	-	7,144,427	-	7,144,427
Financials	-	6,856,191	-	6,856,191
Health Care	719,000	2,563,920	-	3,282,920
Industrials	708,500	5,084,028	-	5,792,528
Information Technology	904,800	880,932	-	1,785,732
Materials	-	2,064,797	208,799	2,273,596
Telecommunication Services	-	2,500,356	-	2,500,356
Utilities	-	3,567,054	-	3,567,054
Short-Term Investments	108,263	-	-	108,263
Total Assets	$3,450,363	$43,589,109	$208,799	$47,248,271

The following is a reconciliation of Level 3 assets for the China Fund, which significant unobservable inputs were used to determine fair value:

	Investments, at Value	Other Financial Instruments
Balance as of 10/31/11	$545,644	$-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	(366,845)	-
Net purchase (sales)	-	-
Transfers in and/or out of Level 3	-	-
Balance as of 4/30/12	$208,799	$-

Asia Small Companies Fund
	Level 1	Level 2	Level 3	Total
Assets Table
Investments:
Common Stocks:
Consumer Discretionary	$884,046	$7,169,312	$-	$8,053,358
Consumer Staples	-	4,058,435	-	4,058,435
Energy	324,799	2,227,086	-	2,551,885
Financials	-	2,899,031	-	2,899,031
Health Care	287,600	1,676,866	-	1,964,466
Industrials	722,425	5,052,833	-	5,775,258
Information Technology	426,600	1,343,235	-	1,769,835
Materials	-	740,765	-	740,765
Utilities	-	696,897	-	696,897
Rights	-	34,032		34,032
Short-Term Investments	482,630	-	-	482,630
Total Assets	$3,128,100	$25,898,492	$-	$29,026,592

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2012 (Unaudited)

Latin America Fund*
	Level 1	Level 2	Level 3	Total
Assets Table
Investments:
Common Stocks:
Consumer Discretionary	$2,384,950	$-	$-	$2,384,950
Consumer Staples	1,050,761	-	-	1,050,761
Energy	1,202,550	-	-	1,202,550
Financials	902,546	-	-	902,546
Health Care	373,416	-	-	373,416
Industrials	744,186	-	-	744,186
Information Technology	323,416	-	-	323,416
Materials	683,934	-	-	683,934
Telecommunication Services	754,127	-	-	754,127
Utilities	706,858			706,858
Short-Term Investments	653,452	-	-	653,452
Total Assets	$9,780,196	$-	$-	$9,780,196

Strategic US Equity Fund*
	Level 1	Level 2	Level 3	Total
Investments
Common Stocks1	$940,756	$-	$-	$940,756
Exchange Traded Funds	557,835	-	-	557,835
Short-Term Investments	452,730	-	-	452,730
Total Investments	$1,951,321	$-	$-	$1,951,321

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

* Changes in valuation techniques may result in transfers between the Levels during the reporting period. The Funds recognize transfers between the levels as of the end of the reporting period. In accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees, certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios had a fair valuation adjustment factor applied to their equity prices as of the applicable beginning of the fiscal year and were categorized as Level 2. Application of fair valuation adjustment factors was not deemed necessary at the end of the reporting period and as such equity securities listed or traded on foreign security exchanges were categorized as Level 1. These securities represent the only transfers between each of the three Levels.

Note 9 – Recently Issued Accounting Pronouncements
In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact ASU 2011-04 may have on the Fund’s financial statements.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2012 (Unaudited)

In December 2011, FASB issued ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Euro Pacific Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Additional Fund Information (Unaudited)

Qualified Dividend Income

Pursuant to Section 854 of the Internal Revenue Code of 1986, the International Value Fund designates income dividends of 100.00% as qualified dividend income paid during the fiscal year ended October 31, 2011.

Pursuant to Section 853 of the Internal Revenue Code of 1986, as amended, the International Value Fund, Hard Asset Fund, China Fund,  and Asia Small Companies Fund designates $3,149,662, $63,142, $467,062 and $712,944 of income derived from foreign sources and  $204,436, $7,089, $7,711 and $65,229 of foreign taxes paid for the period ended October 31, 2011.

Of the ordinary income (including short-term capital gain) distributions made (or to be made) for the year ended October 31, 2011, the proportionate share of income derived from foreign sources and foreign taxes paid attributable to one share of stock are:

	Foreign	Foreign
	Source Income	Taxes Paid

International Value Fund	$0.4034	$0.0262
Hard Asset Fund	$0.0339	$0.0038
China Fund	$0.0930	$0.0015
Asia Small Companies Fund	$0.2212	$0.0202

EP Latin America Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreement (Unaudited)
At an in-person meeting held on September 21-22, 2011, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Euro Pacific Asset Management, LLC (the “Investment Advisor”) and the Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Fund Advisory Agreements”) between the Investment Advisor and New Sheridan Advisors, Inc. (the “Sub-Advisor”) with respect to the EP Latin America Fund series of the Trust (the “Fund”) for initial two-year terms.  In approving the Fund Advisory Agreements, the Board of Trustees, including the Independent Trustees, determined that approval of each Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisor and Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information provided by the Sub-Advisor about the Fund; information regarding the background and experience of relevant personnel who would be providing services to the Fund; and reports comparing the proposed management fee and the estimated total expenses of the Fund compared to those of a group of comparable funds selected by MFAC (the “Peer Group”).  The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed Fund Advisory Agreements. Before voting the Independent Trustees met in a private session at which no representatives of the Investment Advisor or the Sub-Advisor were present.

In approving the Fund Advisory Agreements, the Board and the Independent Trustees considered a variety of factors, including those discussed below.  The Trustees noted that they had reviewed information about the organization of the Sub-Advisor at the December 2010 meeting, and that the Investment Advisor and the Sub-Advisor served as advisor and sub-advisor, respectively, to other series of the Trust, and they acknowledged the successful growth and performance of those other series.  The Trustees also noted that they had previously reviewed and approved the compliance policies and procedures of the Investment Advisor and Sub-Advisor.  In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors. The Board also considered information given to them by representatives of the Sub-Advisor in a presentation on the Fund’s investment strategy at a previous Board meeting.  The Board reviewed the materials and various matters concerning the Investment Advisor, the Sub-Advisor and the Fund.

Nature, Extent and Quality of Services
In reviewing the proposed Fund Advisory Agreements, the Board discussed, among other things, the nature, extent and quality of the services expected to be provided by the Investment Advisor and Sub-Advisor with respect to the Fund, as well as the Trustees’ familiarity with the Investment Advisor and Sub-Advisor and their respective personnel who would be providing services to the Fund. The Board noted that neither the Investment Advisor nor the Sub-Advisor currently managed any products using the same strategy as the Fund, and therefore the Board could not review any relevant performance.  The Trustees discussed, however, the performance of the other series of the Trust managed by the Investment Advisor and Sub-Advisor.  Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor and Sub-Advisor would have the capabilities, resources and personnel necessary to manage the Fund.

EP Latin America Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Advisory Fee and Expense Ratio
With respect to the advisory fees and total expenses expected to be paid by the Fund, the Board noted the meeting materials indicated that the advisory fee proposed to be paid by the Fund was higher than the average of those funds in the Peer Group, but that the proposed total expenses of the Fund were reasonable and lower than the average of those funds in the Peer Group. The Board also considered that the investment advisory fee to be charged by the Investment Advisor to the Fund was the same as the fees it charges with respect to the other series of the Trust for which it serves as investment advisor, except for an international bond fund, and the Board noted that bond funds typically pay lower advisory fees.  Similarly, the Board noted that the fees proposed to be charged by the Sub-Advisor with respect to the Fund are the same as the fees it charges with respect to the other series of the Trust for which it serves as sub-advisor. The Board and the Independent Trustees concluded that the proposed compensation payable to each of the Investment Advisor and the Sub-Advisor under the respective Fund Advisory Agreement was fair and reasonable in light of the services proposed to be provided by such entity to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s and Sub-Advisor’s estimated costs and profits with respect to the Fund, noting that the Investment Advisor anticipated waiving a portion of its advisory fees during that year, and determined that the estimated profitability for each entity was reasonable.  The Board noted that during the Fund’s startup period, its asset levels would likely be too low to achieve significant economies of scale and that the matter of such economies would be reviewed in the future as Fund assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of each Fund Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved each Fund Advisory Agreement.

EP Strategic US Equity Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreement (Unaudited)
At an in-person meeting held on December 5-6, 2011, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Euro Pacific Asset Management, LLC (the “Investment Advisor”) with respect to the EP Strategic US Equity Fund series of the Trust (the “Fund”) for an initial two-year term.  In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that approval of the Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; and reports comparing the proposed management fee and the estimated total expenses of the Fund compared to those of a group of comparable funds selected by MFAC from Morningstar, Inc.’s large cap value universe (the “Peer Group”).  The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed Advisory Agreement. Before voting the Independent Trustees met in a private session at which no representatives of the Investment Advisor were present.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below.  The Trustees noted that they had reviewed information about the Investment Advisor at the previous meeting, in connection with the Board’s approval of an investment advisory agreement with the Investment Advisor with respect to the EP Latin America Fund, and that the Investment Advisor served as advisor to six other series of the Trust.  The Trustees acknowledged their familiarity with the Investment Advisor and the successful growth and performance of the other series of the Trust managed by it.  The Trustees also noted that they had previously reviewed and approved the compliance policies and procedures of the Investment Advisor.  In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors. The Board also considered information given to them by representatives of the Investment Advisor in a presentation on the Fund’s investment strategy earlier in the meeting.  The Board reviewed the materials and various matters concerning the Investment Advisor and the Fund.

Nature, Extent and Quality of Services
In reviewing the proposed Advisory Agreement, the Board discussed, among other things, the nature, extent and quality of the services expected to be provided by the Investment Advisor with respect to the Fund, as well as the Trustees’ familiarity with the Investment Advisor and its personnel who would be providing services to the Fund. The Board noted that the Investment Advisor had not previously managed any assets using the same strategy as the Fund, and therefore the Board could not review any relevant performance.  The Trustees discussed, however, the performance of the other series of the Trust managed by the Investment Advisor.  Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor would have the capabilities, resources and personnel necessary to manage the Fund.

Advisory Fee and Expense Ratio
With respect to the advisory fees and total expenses expected to be paid by the Fund, the Board noted the meeting materials indicated that the advisory fee proposed to be paid by the Fund was slightly higher than the

EP Strategic US Equity Fund
SUPPLEMENTAL INFORMATION (Unaudited)

average of those funds in the Peer Group, but that the proposed total expenses of the Fund were reasonable and lower than the average of those funds in the Peer Group. The Board also considered that the investment advisory fee to be charged by the Investment Advisor to the Fund was the same as the fees it charges with respect to the other series of the Trust for which it serves as investment advisor, except for an international bond fund, and the Board noted that bond funds typically pay lower advisory fees.  The Board also noted that the Investment Advisor does not manage any other assets using the Fund’s investment strategy.  The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the services proposed to be provided by the Investment Advisor to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s estimated profitability with respect to the Fund, noting that the Investment Advisor anticipated waiving a portion of its advisory fees during that year, and determined that the estimated profitability was reasonable.  The Board noted that during the Fund’s startup period, its asset levels would likely be too low to achieve significant economies of scale and that the matter of such economies would be reviewed in the future as Fund assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved the Advisory Agreement.

Euro Pacific Funds
Funds Expense Example (Unaudited)
April 30, 2012

Expense Example
As a shareholder of the EuroPac International Value Fund, EuroPac International Bond Fund, EuroPac Hard Asset Fund, EP China Fund, EP Asia Small Companies Fund, EP Latin America Fund, and EP Strategic US Equity Fund (each a “Fund” and collectively the “Funds”), you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, and redemption fees and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period specified in the tables below.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

EuroPacInternational Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period**
	11/1/11	4/30/12	11/1/11 – 4/30/12

Actual Performance	$1,000.00	$1,029.50	$8.83
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.30	$8.77
** Expenses are equal to the Fund’s annualized expense ratio of 1.75% multiplied by the average account value over the period, multiplied by the number of days in the most recent period divided by 366.  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Euro Pacific Funds
Funds Expense Example (Unaudited)
April 30, 2012 (Continued)

EuroPac International Bond Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period**
	11/1/11	4/30/12	11/1/11 – 4/30/12

Actual Performance	$1,000.00	$1,003.30	$5.73
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.28	$5.77
** Expenses are equal to the Fund’s annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by the number of days in the most recent period divided by 366.  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EuroPac Hard Asset Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period**
	11/1/11	4/30/12	11/1/11 – 4/30/12

Actual Performance	$1,000.00	$956.30	$8.51
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.30	$8.77
** Expenses are equal to the Fund’s annualized expense ratio of 1.75% multiplied by the average account value over the period, multiplied by the number of days in the most recent period divided by 366.  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EP China Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period**
	11/1/11	4/30/12	11/1/11 – 4/30/12

Actual Performance	$1,000.00	$1,053.50	$8.94
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.30	$8.77
** Expenses are equal to the Fund’s annualized expense ratio of 1.75% multiplied by the average account value over the period, multiplied by the number of days in the most recent period divided by 366.  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EP Asia Small Companies Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period**
	11/1/11	4/30/12	11/1/11 – 4/30/12

Actual Performance	$1,000.00	$1,188.90	$9.54
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.28	$8.79
** Expenses are equal to the Fund’s annualized expense ratio of 1.75% multiplied by the average account value over the period, multiplied by the number of days in the most recent period divided by 366.  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Euro Pacific Funds
Funds Expense Example (Unaudited)
April 30, 2012 (Continued)

EP Latin America Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period**
	11/1/11*	4/30/12	11/1/11 – 4/30/12

Actual Performance	$1,000.00	$1,032.00	$8.84
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.30	$8.77
*   Commencement of Operations
** Expenses are equal to the Fund’s annualized expense ratio of 1.75% multiplied by the average account value over the period, multiplied by the number of days in the most recent period divided by 366.  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EP Strategic US Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period**
	03/1/12*	4/30/12	03/1/12 – 4/30/12

Actual Performance	$1,000.00	$995.10	$2.08
Hypothetical (5% annual return before expenses)	$1,000.00	$1,006.30	$2.09
*   Commencement of Operations
** Expenses are equal to the Fund’s annualized expense ratio of 1.25% multiplied by the average account value over the period, multiplied by the number of days in the most recent period divided by 366.  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Investment Advisor
Euro Pacific Asset Management, LLC
1201 Dove Street, Suite 370
Newport Beach, California  92660

Sub-Advisor
New Sheridan Advisors, Inc.
1201 Dove Street, Suite 370
Newport Beach, California  92660

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

Distributor
Grand Distribution Services, LLC
803 W. Michigan Street
Milwaukee, Wisconsin  53233

FUND INFORMATION

	TICKER	CUSIP
EuroPac International Value Fund	EPIVX	461 418 766
EuroPac International Bond Fund	EPIBX	461 418 618
EuroPac Hard Asset Fund	EPHAX	461 418 436
EP China Fund	EPHCX	461 418 857
EP Asia Small Companies Fund	EPASX	461 418 550
EP Latin America Fund	EPLAX	461 418 352
EP Strategic US Equity Fund	EPUSX	461 418 279

Privacy Principles of the Euro Pacific Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the EuroPac International Value Fund, EuroPac International Bond Fund, EuroPac Hard Asset Fund, EP China Fund, EP Asia Small Companies Fund, EP Latin America Fund, and EP Strategic US Equity Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities are available without charge, upon request, by calling the Fund at 1-888-558-5851, on the Funds’ website at www.europacificfunds.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling 1-888-558-5851, on the Funds’ website at www.europacificfunds.com or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at 1-888-558-5851. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Euro Pacific Funds
803 West Michigan Street
Milwaukee, WI 53233-2301
Toll Free: 1-888-558-5851

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 8, 2008.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	July 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	July 6, 2012

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	July 6, 2012